Financial instruments classification (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Total current financial assets	$ 8,950	$ 8,217
Total noncurrent financial assets	3,232	626
Total of financial assets	12,182	8,843
Total current financial liabilities	6,118	6,057
Total noncurrent financial liabilities	23,680	29,749
Total of financial liabilities	29,798	35,806
Loans and receivables or amortized cost
Financial instruments
Total current financial liabilities	6,014	5,643
Total noncurrent financial liabilities	21,761	27,749
Total of financial liabilities	27,775	33,392
At fair value through net income
Financial instruments
Total current financial liabilities	104	414
Total noncurrent financial liabilities	1,919	2,000
Total of financial liabilities	2,023	2,414
Loans and receivables or amortized cost
Financial instruments
Total current financial assets	8,844	7,943
Total noncurrent financial assets	2,779	180
Total of financial assets	11,623	8,123
At fair value through profit or loss
Financial instruments
Total current financial assets	106	274
Total noncurrent financial assets	453	446
Total of financial assets	559	720
Cash and cash equivalents
Financial instruments
Total current financial assets	4,328	4,262
Cash and cash equivalents | Loans and receivables or amortized cost
Financial instruments
Total current financial assets	4,328	4,262
Financial investments
Financial instruments
Total current financial assets	18	18
Financial investments | Loans and receivables or amortized cost
Financial instruments
Total current financial assets	18	18
Derivative financial instruments
Financial instruments
Total current financial assets	106	274
Derivative financial instruments | At fair value through profit or loss
Financial instruments
Total current financial assets	106	274
Accounts receivable
Financial instruments
Total current financial assets	2,600	3,663
Accounts receivable | Loans and receivables or amortized cost
Financial instruments
Total current financial assets	2,600	3,663
Related parties
Financial instruments
Total current financial assets	1,898
Related parties | Loans and receivables or amortized cost
Financial instruments
Total current financial assets	1,898
Derivative financial instruments
Financial instruments
Total noncurrent financial assets	453	446
Derivative financial instruments | At fair value through profit or loss
Financial instruments
Total noncurrent financial assets	453	446
Loans
Financial instruments
Total noncurrent financial assets	151	180
Loans | Loans and receivables or amortized cost
Financial instruments
Total noncurrent financial assets	151	180
Related parties
Financial instruments
Total noncurrent financial assets	2,628
Related parties | Loans and receivables or amortized cost
Financial instruments
Total noncurrent financial assets	2,628
Suppliers and contractors
Financial instruments
Total current financial liabilities	4,041	3,630
Suppliers and contractors | Loans and receivables or amortized cost
Financial instruments
Total current financial liabilities	4,041	3,630
Derivative financial instruments
Financial instruments
Total current financial liabilities	104	414
Derivative financial instruments | At fair value through net income
Financial instruments
Total current financial liabilities	104	414
Loans and borrowings
Financial instruments
Total current financial liabilities	1,703	1,660
Loans and borrowings | Loans and receivables or amortized cost
Financial instruments
Total current financial liabilities	1,703	1,660
Related parties
Financial instruments
Total current financial liabilities	270	353
Related parties | Loans and receivables or amortized cost
Financial instruments
Total current financial liabilities	270	353
Derivative financial instruments
Financial instruments
Total noncurrent financial liabilities	686	1,225
Derivative financial instruments | At fair value through net income
Financial instruments
Total noncurrent financial liabilities	686	1,225
Loans and borrowings
Financial instruments
Total noncurrent financial liabilities	20,786	27,662
Loans and borrowings | Loans and receivables or amortized cost
Financial instruments
Total noncurrent financial liabilities	20,786	27,662
Related parties
Financial instruments
Total noncurrent financial liabilities	975	87
Related parties | Loans and receivables or amortized cost
Financial instruments
Total noncurrent financial liabilities	975	87
Participative stockholders' debentures
Financial instruments
Total noncurrent financial liabilities	1,233	775
Participative stockholders' debentures | At fair value through net income
Financial instruments
Total noncurrent financial liabilities	$ 1,233	$ 775